ORDINARY SHARES CONTIGENTLY REDEEMABLE (Tables)	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES CONTIGENTLY REDEEMABLE
Schedule of ordinary shares contingently redeemable

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
			(Note 3)
		(in thousands)
Ordinary shares contingently redeemable ending balance	—	102,638	14,061